Fair Value Measurements (Schedule of Fair Value Measurements) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Long term investment	$ 1,634	$ 1,634
Derivative liabilities, net	(28,480)	2,687
Level 2 [Member]
Long term investment	1,634	1,634
Derivative liabilities, net	545	2,687
Level 3 [Member]
Long term investment
Derivative liabilities, net	(29,025)
Foreign Exchange Future [Member]
Derivative assets, net	301	1,818
Derivative liabilities, net	(1,543)	(765)
Foreign Exchange Future [Member] | Level 2 [Member]
Derivative assets, net	301	1,818
Derivative liabilities, net	(1,543)	(765)
Foreign Exchange Future [Member] | Level 3 [Member]
Derivative assets, net
Derivative liabilities, net
Foreign Exchange Future Two [Member]
Derivative assets, net	153
Foreign Exchange Future Two [Member] | Level 2 [Member]
Derivative assets, net	153
Foreign Exchange Future Two [Member] | Level 3 [Member]
Derivative assets, net
Earn Out Obligations [Member]
Derivative liabilities, net	(29,025)
Earn Out Obligations [Member] | Level 2 [Member]
Derivative liabilities, net
Earn Out Obligations [Member] | Level 3 [Member]
Derivative liabilities, net	$ (29,025)